CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Revenue
Revenue, net			$ 6,203,761	$ 3,244
Licensing income			0	700,000
Total Revenue	$ 721,661	$ 1,719,148	6,203,761	703,244
Cost of Goods Sold	133,618	870,621	4,138,453	0
Gross Profit	588,043	848,527	2,065,308	703,244
Operating expenses
Research and development	338,734	180,067	1,748,882	839,147
Bad debt expense	10,981	0	3,252,439	0
General and administrative	4,787,039	2,272,641	21,409,428	2,359,706
Total operating expenses	5,316,754	2,452,708	26,410,749	3,198,853
Operating loss	(4,548,711)	(1,604,181)	(24,345,441)	(2,495,609)
Other Income (Expense):
Interest expense	(2,516,113)	(165,716)	(7,087,502)	(583,594)
Interest income	452	6,660	47,961	0
Changes in fair value of contingent purchase consideration	0	19,545,098	18,587,782	39,027,901
Change in fair value of derivative liability	(1,836,208)	0	2,125,449	0
Gain on extinguishment of debt	(403,214)	0	(16,000)	0
Impairment of long-lived assets			(287,587)	0
Other income, net	(8,753)	3,886	(31,456)	0
Net (Loss) Income	(9,312,547)	17,785,747	(11,006,794)	35,948,698
Net loss attributable to non-controlling interests	(186,602)	(88,256)	(1,665,387)	(385,400)
Net Income (Loss) Available to Common Stockholders	$ (9,125,945)	$ 17,874,003	$ (9,341,407)	$ 36,334,098
Basic	$ (0.17)	$ 0.78	$ (0.19)	$ 34.02
Diluted	$ (0.17)	$ 0.33	$ (0.19)	$ 14.02
Basic	53,186,407	22,806,777	48,360,127	1,068,101
Diluted	53,186,407	54,699,198	48,360,127	2,591,129
Comprehensive Income :
Net Income (Loss)	$ (9,125,945)	$ 17,874,003	$ (9,341,407)	$ 36,334,098
Change in foreign currency translation adjustments	(294)	1,626	(1,206)	15,272
Comprehensive Income Available to Common Stockholders	$ (9,126,239)	$ 17,875,629	$ (9,342,613)	$ 36,349,370